Note 5 - Loans and Related Allowance for Loan and Lease Losses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	LOANS AND RELATED ALL OWANCE FOR LOAN AND LEASE LOSSES

The Company’s primary business activity is with loan customers located within its local Northeastern Ohio trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin, Sunbury, Powell, Plain City and Westerville, Ohio. The Northeastern Ohio trade area includes locations in Beachwood, Twinsburg, and Solon, Ohio. Commercial, residential, consumer, and agricultural loans are granted. Although the Company has a diversified loan portfolio at
December 31, 2019
and
2018,
loans outstanding to individuals and businesses are dependent upon the local economic conditions in the Company’s immediate trade area.

The following tables summarize the primary segments of the loan portfolio and the allowance for loan and lease losses (in thousands):

			Real Estate-Mortgage
December 31, 2019	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$882	$-	$1,628	$10,559	$1	$13,070
Collectively evaluated for impairment	88,645	63,246	345,419	459,468	14,410	971,188
Total loans	$89,527	$63,246	$347,047	$470,027	$14,411	$984,258

			Real estate-Mortgage
December 31, 2018	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$2,570	$-	$1,970	$9,533	$2	$14,075
Collectively evaluated for impairment	81,287	56,731	334,517	488,714	16,785	978,034
Total loans	$83,857	$56,731	$336,487	$498,247	$16,787	$992,109

The amounts above include net deferred loan origination costs of
$1.3
million and
$1.6
million at
December 31, 2019
and
December 31, 2018,
respectively.

			Real Estate-Mortgage
December 31, 2019	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$3	$-	$30	$627	$-	$660
Collectively evaluated for impairment	453	97	1,628	3,902	28	6,108
Total ending allowance balance	$456	$97	$1,658	$4,529	$28	$6,768

			Real Estate-Mortgage
December 31, 2018	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$667	$-	$43	$643	$1	$1,354
Collectively evaluated for impairment	302	100	1,538	4,008	126	6,074
Total ending allowance balance	$969	$100	$1,581	$4,651	$127	$7,428

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial and Industrial (“C&I”), Real Estate Construction, Real Estate - Mortgage which is further segmented into Residential and Commercial real estate, and Consumer Installment Loans. The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers. The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners. The commercial mortgage loan segment consists of loans made for the purpose of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates individual loans in all of the commercial segments for possible impairment based on guidance established by the Board of Directors. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not
separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired, or the loan was modified in a troubled debt restructuring.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one
of
three
methods: (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not
differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not
necessary (in thousands):

December 31, 2019
Impaired Loans
	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$747	$1,524	$-
Real estate - mortgage:
Residential	979	1,057	-
Commercial	5,617	5,617	-
Consumer installment	1	1	-
Total	$7,344	$8,199	$-

With an allowance recorded:
Commercial and industrial	$135	$135	$3
Real estate - mortgage:
Residential	649	700	30
Commercial	4,942	4,952	627
Total	$5,726	$5,787	$660

Total:
Commercial and industrial	$882	$1,659	$3
Real estate - mortgage:
Residential	1,628	1,757	30
Commercial	10,559	10,569	627
Consumer installment	1	1	-
Total	$13,070	$13,986	$660

December 31, 2018
Impaired Loans
	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$207	$413	$-
Real estate - mortgage:
Residential	1,306	1,462	-
Commercial	1,867	2,186	-
Total	$3,380	$4,061	$-

With an allowance recorded:
Commercial and industrial	$2,363	$3,013	$667
Real estate - mortgage:
Residential	664	715	43
Commercial	7,666	7,676	643
Consumer installment	2	2	1
Total	$10,695	$11,406	$1,354

Total:
Commercial and industrial	$2,570	$3,426	$667
Real estate - mortgage:
Residential	1,970	2,177	43
Commercial	9,533	9,862	643
Consumer installment	2	2	1
Total	$14,075	$15,467	$1,354

The tables above include troubled debt restructuring totaling
$3.6
million and
$4.4
million as of
December 31, 2019
and
2018,
respectively.

The following table presents interest income by class, recognized on impaired loans (in thousands):

	As of December 31, 2019		As of December 31, 2018
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$1,770	$141	$4,210	$172
Real estate - construction	648	-	9	-
Real estate - mortgage:
Residential	1,803	51	2,531	57
Commercial	10,366	375	6,805	377
Consumer installment	2	-	3	-
Total	$14,589	$567	$13,558	$606

Troubled Debt Restructuring (TDR) describes loans on which the bank has granted concessions for reasons related to the customer’s financial difficulties. Such concessions may
include
one
or more of the following:

●	reduction in the interest rate to below market rates
●	extension of repayment requirements beyond normal terms
●	reduction of the principal amount owed
●	reduction of accrued interest due
●	acceptance of other assets in full or partial payment of a debt

In each case the concession is made due to deterioration in the borrower’s financial condition, and the new terms are less stringent than those required on a new loan with similar risk. The total impact on the ALLL for
2019
and
2018
related to TDRs was
$33,000
and
$459,000,
respectively.

The following tables present the number of loan modifications by class, the corresponding recorded investment, and the subsequently defaulted modifications (in thousands) for the years ended:

	December 31, 2019
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	3	-	3	$488	$490
Residential real estate	4	2	6	294	354
				$782	$844

	December 31, 2018
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	1	-	1	$44	$44
Residential real estate	3	2	5	286	286
Commercial real estate	1	-	1	94	94
				$424	$424

	December 31, 2018
Troubled Debt Restructurings	Number of	Recorded
subsequently defaulted	Contracts	Investment
Residential real estate	1	$19

One loan with a book balance of
$36,000
was restructured in
2019
and defaulted by
December 31, 2019.
There were
no
subsequent defaults of troubled debt restructurings for the year ended
December 31, 2019.

Management uses a
nine
-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first
five
categories are considered
not
criticized and are aggregated as Pass rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not
to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not
corrected.  All loans greater than
90
days past due are considered Substandard or Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. The Credit Department performs an annual review of all commercial relationships with loan balances of
$500,000
or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.   The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than
$250,000
and/or criticized relationships greater than
$125,000.
 Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system (in thousands):

		Special			Total
December 31, 2019	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$84,136	$3,619	$1,772	$-	$89,527
Real estate - construction	63,246	-	-	-	63,246
Real estate - mortgage:
Residential	342,988	420	3,639	-	347,047
Commercial	453,170	6,989	9,868	-	470,027
Consumer installment	14,399	-	12	-	14,411
Total	$957,939	$11,028	$15,291	$-	$984,258

		Special			Total
December 31, 2018	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$77,002	$4,572	$2,283	$-	$83,857
Real estate - construction	55,397	1,334	-	-	56,731
Real estate - mortgage:
Residential	332,475	553	3,459	-	336,487
Commercial	483,516	6,617	8,114	-	498,247
Consumer installment	16,776	-	11	-	16,787
Total	$965,166	$13,076	$13,867	$-	$992,109

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of loans and nonaccrual loans (in thousands):

		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2019	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$88,965	$190	$66	$306	$562	89,527
Real estate - construction	63,246	-	-	-	-	63,246
Real estate - mortgage:
Residential	344,311	1,713	63	960	2,736	347,047
Commercial	465,666	63	-	4,298	4,361	470,027
Consumer installment	13,378	623	216	194	1,033	14,411
Total	$975,566	$2,589	$345	$5,758	$8,692	$984,258

		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2018	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$82,770	$288	$213	$586	$1,087	83,857
Real estate - construction	56,731	-	-	-	-	56,731
Real estate - mortgage:
Residential	331,379	2,612	1,083	1,413	5,108	336,487
Commercial	496,597	664	-	986	1,650	498,247
Consumer installment	16,768	19	-	-	19	16,787
Total	$984,245	$3,583	$1,296	$2,985	$7,864	992,109

The following tables present the classes of the loan portfolio summarized by nonaccrual loans and loans
90
days or more past due and still accruing (in thousands):

December 31, 2019	Nonaccrual	90+ Days Past Due and Accruing

Commercial and industrial	$946	$-
Real estate - mortgage:
Residential	3,285	-
Commercial	4,451	-
Consumer installment	197	-
Total	$8,879	$-

December 31, 2018	Nonaccrual	90+ Days Past Due and Accruing

Commercial and industrial	$996	$91
Real estate - mortgage:
Residential	2,731	754
Commercial	2,864	100
Consumer installment	4	-
Total	$6,595	$945

Interest income that would have been recorded had these loans not
been placed on nonaccrual status was
$342,000
in
2019
and
$456,000
in
2018.

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio.  The ALLL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section
310
-
10
-
35
for loans individually evaluated for impairment (discussed above) and ASC Subtopic
450
-
20
for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the
two
components represents the Company’s ALLL. Management also performs impairment analysis on TDRs, which may
result in specific reserves.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  A historical charge-off factor is calculated utilizing the last twelve
consecutive historical quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor, because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and nonaccrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2018	$969	$100	$1,581	$4,651	$127	$7,428
Charge-offs	(519)	-	(523)	(32)	(735)	(1,809)
Recoveries	82	74	78	17	8	259
Provision	(76)	(77)	522	(107)	628	890
ALLL balance at December 31, 2019	$456	$97	$1,658	$4,529	$28	$6,768

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2017	$999	$313	$1,760	$4,036	$82	$7,190
Charge-offs	(610)	-	(177)	(111)	(220)	(1,118)
Recoveries	287	63	128	-	38	516
Provision	293	(276)	(130)	726	227	840
ALLL balance at December 31, 2018	$969	$100	$1,581	$4,651	$127	$7,428

The provision fluctions during the the year ended
December 31, 2019
allocated to:
●	commercial and industrial loans are due to the charge-offs of two large relationships totaling $438,000, which had specific reserves allocated at the end of 2018.
●	residential portfolio are due to the charge-off of two relationships totalling $360,000 and portfolio growth.
●	commercial real estate loans are due to a small charge-off and a declining portfolio balance.
●	consumer installments are due to charge-offs in the student loan portfolio totaling $566,000.

The provision fluctions during the the year ended
December 31, 2018
allocated to:
●
real estate construction loans are due to the historical loss rate for the real estate construction pool changing to -
0.127%
from
0.775%
in the
first
quarter of
2018
as well as
no
charge-offs for the year.

●
residential real estate are due to a continued decline in historical losses and consistent decreases in the ratio of nonperforming loans to toal loans in this segment over the past few years resulting in a decrease in the reserves required.

●	consumer installment loans are primarily due to increases in historical losses for this segment over the prior year.